Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Table Text Block
Results of Operations and Total Assets
December 31, 2019
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,633,950	$295,470	$(51)
Provision for loan losses		135,495	30,028	-
Non-interest income		506,739	23,160	(561)
Amortization of intangibles		8,610	664	-
Depreciation expense		49,058	8,263	-
Other operating expenses		1,208,458	205,219	(547)
Income tax expense		129,145	19,164	-
Net income		$609,923	$55,292	$(65)
Segment assets		$41,756,864	$10,056,316	$(18,576)

December 31, 2019
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,929,369	$(37,675)	$-	$1,891,694
Provision for loan losses	165,523	256	-	165,779
Non-interest income	529,338	43,901	(3,356)	569,883
Amortization of intangibles	9,274	96	-	9,370
Depreciation expense	57,321	746	-	58,067
Other operating expenses	1,413,130	55	(3,140)	1,410,045
Income tax expense (expense)	148,309	(1,041)	(87)	147,181
Net income	$665,150	$6,114	$(129)	$671,135
Segment assets	$51,794,604	$5,228,276	$(4,907,556)	$52,115,324
December 31, 2018
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,482,178	$304,576	$(2)
Provision for loan losses		198,442	29,881	-
Non-interest income		592,938	19,988	(560)
Amortization of intangibles		8,620	665	-
Depreciation expense		43,504	9,053	-
Other operating expenses		1,073,012	182,154	(546)
Income tax expense		121,195	25,294	-
Net income		$630,343	$77,517	$(16)
Segment assets		$38,037,696	$9,381,636	$(114,923)

December 31, 2018
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,786,752	$(51,875)	$-	$1,734,877
Provision (reversal) for loan losses	228,323	(251)	-	228,072
Non-interest income	612,366	42,914	(2,786)	652,494
Amortization of intangibles	9,285	41	-	9,326
Depreciation expense	52,557	743	-	53,300
Loss on early extinguishment of debt	-	12,522	-	12,522
Other operating expenses	1,254,620	94,640	(2,846)	1,346,414
Income tax expense (benefit)	146,489	(26,947)	37	119,579
Net income (loss)	$707,844	$(89,709)	$23	$618,158
Segment assets	$47,304,409	$5,099,491	$(4,799,323)	$47,604,577
December 31, 2017
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,279,844	$280,946	$(217)
Provision for loan losses		253,032	77,944	-
Non-interest income		364,164	20,430	(572)
Amortization of intangibles		8,713	665	-
Depreciation expense		39,162	8,553	-
Other operating expenses		957,924	170,042	(551)
Income tax expense		72,741	191,749	(93)
Net income (loss)		$312,436	$(147,577)	$(145)
Segment assets		$34,843,668	$9,168,256	$(16,992)

December 31, 2017
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,560,573	$(58,609)	$-	$1,501,964
Provision for loan losses	330,976	403	(5,955)	325,424
Non-interest income	384,022	37,949	(2,804)	419,167
Amortization of intangibles	9,378	-	-	9,378
Depreciation expense	47,715	649	-	48,364
Other operating expenses	1,127,415	74,731	(2,692)	1,199,454
Income tax expense (benefit)	264,397	(35,835)	2,268	230,830
Net income (loss)	$164,714	$(60,608)	$3,575	$107,681
Segment assets	$43,994,932	$5,046,153	$(4,763,748)	$44,277,337
December 31, 2019
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$619,926	$1,009,196	$4,828	$-	$1,633,950
Provision (reversal) for loan losses	(46,099)	181,594	-	-	135,495
Non-interest income	99,758	303,268	106,218	(2,505)	506,739
Amortization of intangibles	195	4,294	4,121	-	8,610
Depreciation expense	20,024	28,411	623	-	49,058
Other operating expenses	309,762	835,582	65,631	(2,517)	1,208,458
Income tax expense	104,636	11,999	12,510	-	129,145
Net income	$331,166	$250,584	$28,161	$12	$609,923
Segment assets	$34,340,842	$23,976,004	$380,557	$(16,940,539)	$41,756,864
December 31, 2017
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$518,404	$753,922	$7,499	$19	$1,279,844
Provision for loan losses	8,911	244,121	-	-	253,032
Non-interest income	79,630	194,741	90,222	(429)	364,164
Amortization of intangibles	211	4,274	4,228	-	8,713
Depreciation expense	17,338	21,120	704	-	39,162
Other operating expenses	239,369	656,998	62,030	(473)	957,924
Income tax expense (benefit)	93,378	(31,404)	10,767	-	72,741
Net income	$238,827	$53,554	$19,992	$63	$312,436
Segment assets	$21,735,909	$20,180,173	$520,717	$(7,593,131)	$34,843,668

Schedule Of Revenues And Selected Balance Sheet Information By Geographic Area
(In thousands)	2019	2018	2017
Revenues:[1]
Puerto Rico	$2,016,089	$1,953,671	$1,527,758
United States	371,368	357,680	318,093
Other	74,120	76,020	75,280
Total consolidated revenues	$2,461,577	$2,387,371	$1,921,131
[1]

Total revenues include net interest income, service charges on deposit accounts, other service fees, mortgage banking activities, net (loss) gain on sale of debt securities, other-than-temporary impairment losses on debt securities, net gain (loss), including impairment on equity securities, net profit (loss) on trading account debt securities, net gain (loss) on sale of loans, including valuation adjustments on loans held-for-sale, indemnity reserves on loans sold expense, FDIC loss-share income (expense) and other operating income.

Selected Balance Sheet Information
(In thousands)	2019	2018	2017
Puerto Rico
Total assets	$40,544,255	$36,863,930	$33,705,624
Loans	18,989,286	18,837,742	17,591,078
Deposits	34,664,243	31,237,529	27,575,292
United States
Total assets	$10,693,536	$9,847,944	$9,648,865
Loans	7,819,187	7,034,075	6,608,056
Deposits	7,664,792	6,878,599	6,635,153
Other
Total assets	$877,533	$892,703	$922,848
Loans	657,603	687,494	743,329
Deposits [1]	1,429,571	1,593,911	1,243,063
[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.